Annual Total Returns [BarChart] - ClearBridge Variable Large Cap Growth Portfolio - Class I	May 01, 2021
Bar Chart Table:
Annual Return 2011	(0.65%)
Annual Return 2012	20.35%
Annual Return 2013	37.85%
Annual Return 2014	13.99%
Annual Return 2015	9.79%
Annual Return 2016	7.39%
Annual Return 2017	25.76%
Annual Return 2018	0.02%
Annual Return 2019	32.16%
Annual Return 2020	30.73%